Trade and other payables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables.
Trade payables	€ 46,365	€ 68,246
Miscellaneous liabilities	1,668	5,217
Trade and other payables	48,033	73,463
Amount of decrease in trade and other payables	25,430
Payroll-related taxes and social-security liabilities	€ 1,496	€ 5,027